Schedule of Investments (unaudited) April 30, 2023	BlackRock AAA CLO ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
AGL CLO 5 Ltd. Series 2020 5A, Class A1R, 6.41%, 07/20/34 (Call 07/20/23), (3 mo. LIBOR US + 1.160%)(a)(b)	$1,000	$981,259
AIG CLO LLC Series 2021 3A, Class A, 6.42%, 01/25/35 (Call 01/25/24)(a)(b)	1,250	1,236,790
Apidos CLO XXXIII Series 2020 33A, Class AR, 6.42%, 10/24/34 (Call 10/24/23)(a)(b)	1,000	980,924
Benefit Street Partners CLO XVII Ltd. Series 2019 17A, Class AR, 6.34%, 07/15/32 (Call 07/15/23), (3 mo. LIBOR US + 1.080%)(a)(b)	1,100	1,083,292
Benefit Street Partners CLO XXI Ltd. Series 2020 21A, Class A1R, 6.43%, 10/15/34 (Call 10/15/23)(a)(b)	1,000	983,620
Carlyle U.S. CLO Ltd. Series 2021 5A, Class A1, 6.37%, 07/20/34 (Call 07/20/23), (3 mo. LIBOR US + 1.120%)(a)(b)	1,000	979,032
CIFC Funding Ltd.
Series 2020 3A, Class A1R, 6.38%, 10/20/34 (Call 10/20/23), (3 mo. LIBOR US + 1.130%)(a)(b)	1,000	980,636
Series 2021 6A, Class A, 6.39%, 10/15/34 (Call 10/15/23)(a)(b)	1,150	1,136,642
Elmwood CLO IV Ltd. Series 2020 3A, Class A, 6.50%, 04/15/33 (Call 07/15/23)(a)(b)	1,000	989,172
Elmwood CLO X Ltd. Series 2021 3A, Class A, 6.29%, 10/20/34 (Call 07/20/23), (3 mo. LIBOR US + 1.040%)(a)(b)	1,500	1,479,414
Flatiron CLO 21 Ltd. Series 2021 1A, Class A1, 6.38%, 07/19/34 (Call 07/19/23)(a)(b)	1,250	1,226,444
Golub Capital Partners CLO 41B-R Ltd.6.57%, 01/20/34 (Call 07/20/23)(a)(b)	1,250	1,235,053
Gulf Stream Meridian 4 Ltd. Series 2021 4A, Class A1, 6.46%, 07/15/34 (Call 07/15/23)(a)(b)	1,250	1,227,706
Invesco CLO Ltd. Series 2021 3A, Class A, 6.40%, 10/22/34 (Call 10/22/23), (3 mo. LIBOR US + 1.130%)(a)(b)	1,000	976,352
Madison Park Funding LIX Ltd. Series 2021 59A, Class A, 6.40%, 01/18/34 (Call 07/18/23), (3 mo. LIBOR US + 1.140%)(a)(b)	1,000	988,005
Madison Park Funding XXXVIII Ltd. Series 2021 38A, Class A, 6.38%, 07/17/34 (Call 07/17/23)(a)(b)	1,000	977,509
Neuberger Berman Loan Advisers CLO 33 Ltd. Series 2019 33A, Class AR, 6.34%, 10/16/33 (Call 07/16/23), (3 mo. LIBOR US + 1.080%)(a)(b)	1,250	1,234,585
Neuberger Berman Loan Advisers CLO 35 Ltd. Series 2019 35A, Class A1, 6.61%, 01/19/33 (Call 07/19/23), (3 mo. LIBOR US + 1.340%)(a)(b)	1,250	1,239,232

Security	Par/ Shares (000)	Value
OHA Credit Funding 3 Ltd. Series 2019 3A, Class AR, 6.39%, 07/02/35 (Call 07/20/23)(a)(b)	$1,000	$981,602
OHA Credit Funding 6 Ltd.6.39%, 07/20/34 (Call 07/20/23), (3 mo. LIBOR US + 1.140%)(a)(b)	1,000	982,880
Palmer Square CLO Ltd.
Series 2015 1A, Class A4, 6.05%, 05/21/34 (Call 05/21/23)(a)(b)	1,000	982,187
Series 2021 4A, Class A, 6.43%, 10/15/34 (Call 10/15/23), (3 mo. LIBOR US + 1.170%)(a)(b)	1,525	1,512,102
Peace Park CLO Ltd. Series 2021 1A, Class A, 6.38%, 10/20/34 (Call 10/20/23), (3 mo. LIBOR US + 1.130%)(a)(b)	1,149	1,125,326
Rockland Park CLO Ltd. Series 2021 1A, Class A, 6.37%, 04/20/34 (Call 07/20/23), (3 mo. LIBOR US + 1.120%)(a)(b)	1,200	1,178,962
Sixth Street CLO XX Ltd. Series 2021 20A, Class A1, 6.41%, 10/20/34 (Call 10/20/23), (3 mo. LIBOR US + 1.160%)(a)(b)	1,250	1,225,792
Symphony CLO XXIV Ltd. Series 2020 24A, Class A, 6.47%, 01/23/32 (Call 07/23/23)(a)(b)	1,000	990,196

Total Long-Term Investments — 95.2% (Cost: $28,878,950)		28,914,714

Short-Term Securities

Money Market Funds — 4.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(c)(d)	1,380	1,380,000

Total Short-Term Securities — 4.5% (Cost: $1,380,000)		1,380,000

Total Investments — 99.7% (Cost: $30,258,950)		30,294,714

Other Assets Less Liabilities — 0.3%		77,590

Net Assets — 100.0%		$30,372,304

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period endedApril 30, 2023 for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 01/10/23(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$1,380,000	(b)	$—	$—	$—	$1,380,000	1,380	$16,029	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

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Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock AAA CLO ETF

Fair Value Hierarchy as of Period End (continued)

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$28,914,714	$—	$28,914,714
Short-Term Securities
Money Market Funds	1,380,000	—	—	1,380,000

	$1,380,000	$28,914,714	$—	$30,294,714

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

LIBOR	London Interbank Offered Rate

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